UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment [X]; Amendment Number:  2
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      New Vernon Investment Management LLC

Address:   799 Central Avenue
           Suite 350
           Highland Park, IL 60035


Form 13F File Number: 28-14174


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven Shapiro
Title:  Managing Member
Phone:  847-926-5712

Signature,  Place,  and  Date  of  Signing:

/s/ Steven Shapiro                 Highland Park, IL                  3/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $       76,158
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-14173              New Vernon Capital Holdings II LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AOL INC                      COM            00184X105    1,986  100,000     PUT  DEFINED    01       100,000      0    0
BANCO SANTANDER SA           ADR            05964H105    1,727  150,000     PUT  DEFINED    01       150,000      0    0
BITAUTO HLDGS LTD            SPONSORED ADS  091727107      780  100,000     CALL DEFINED    01       100,000      0    0
BLACKSTONE GROUP L P         COM UNIT LTD   09253U108    1,656  100,000     CALL DEFINED    01       100,000      0    0
BLUE NILE INC                COM            09578R103    2,199   50,000     CALL DEFINED    01        50,000      0    0
BP PLC                       SPONSORED ADR  055622104    8,415  190,000     CALL DEFINED    01       190,000      0    0
BUCKEYE TECHNOLOGIES INC     COM            118255108    2,698  100,000     PUT  DEFINED    01       100,000      0    0
CHESAPEAKE ENERGY CORP       COM            165167107    5,938  200,000     CALL DEFINED    01       200,000      0    0
CITIGROUP INC                COM NEW        172967424    4,164  100,000     CALL DEFINED    01       100,000      0    0
DRYSHIPS INC                 SHS            Y2109Q101    1,676  400,000     CALL DEFINED    01       400,000      0    0
EMULEX CORP                  COM NEW        292475209    3,440  400,000     CALL DEFINED    01       400,000      0    0
FORD MTR CO DEL              COM PAR $0.01  345370860    6,895  500,000     CALL DEFINED    01       500,000      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857    5,290  100,000     CALL DEFINED    01       100,000      0    0
GOLDMAN SACHS GROUP INC      COM            38141G104    3,993   30,000     CALL DEFINED    01        30,000      0    0
IMAX CORP                    COM            45245E109    3,243  100,000     CALL DEFINED    01       100,000      0    0
MGM RESORTS INTERNATIONAL    COM            552953101    3,963  300,000     CALL DEFINED    01       300,000      0    0
NEWCASTLE INVT CORP          COM            65105M108      116   20,000     CALL DEFINED    01        20,000      0    0
PENN VA CORP                 COM            707882106    2,642  200,000     CALL DEFINED    01       200,000      0    0
SKYWORKS SOLUTIONS INC       COM            83088M102    4,596  200,000     CALL DEFINED    01       200,000      0    0
TATA MTRS LTD                SPONSORED ADR  876568502    2,251  100,000     CALL DEFINED    01       100,000      0    0
TITAN MACHY INC              COM            88830R101    2,878  100,000     CALL DEFINED    01       100,000      0    0
WELLS FARGO & CO NEW         COM            949746101    5,612  200,000     CALL DEFINED    01       200,000      0    0


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